Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity [Abstract]
Schedule of Common Stock	Common stock as of December 31, 2025 and 2024, is as follows:
	Number of shares	Amount
	(in thousands)
Fixed capital	90,850	$441,786
Variable capital	406,859	1,978,444
	497,709	2,420,230
Effect of restatement		412,038
Total	497,709	$2,832,268

Schedule of Reconciliation of the Number of Shares Outstanding	A reconciliation of the number of shares outstanding shows below:
	Thousands of shares
	2025	2024

Shares outstanding at beginning of year	461,005	461,686
Repurchase of capital shares, net	(663)	(681)
Shares outstanding at yearend	460,342	461,005